Expense Example	Jul. 18, 2025 USD ($)
EMERALD BANKING & FINANCE EVOLUTION FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,319
Expense Example, with Redemption, 10 Years	2,316
EMERALD BANKING & FINANCE EVOLUTION FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	331
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,220
Expense Example, with Redemption, 10 Years	2,615
EMERALD BANKING & FINANCE EVOLUTION FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
EMERALD BANKING & FINANCE EVOLUTION FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
EMERALD GROWTH FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	571
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	1,651
EMERALD GROWTH FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	900
Expense Example, with Redemption, 10 Years	1,964
EMERALD GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	881
EMERALD GROWTH FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,292
F/m Emerald Special Situations ETF | F/m Emerald Special Situations ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096